N-6	Jun. 30, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	NEW YORK LIFE INS & ANNUITY CORP VAR UNIV LIFE SEP ACC I
Entity Central Index Key	0000906982
Entity Investment Company Type	N-6
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
Market Wealth Plus
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class I are deleted.
NYLIAC Variable Universal Life 2000
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class I are deleted.
New York Life Variable Universal Life Accumulator II
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class I are deleted.
New York Life Variable Universal Life Accumulator Plus
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class I are deleted.
NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class I are deleted.
Flexible Premium Variable Universal Life
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class I are deleted.
NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class I are deleted.